Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2020
IFRS Statement [Line Items]
Carrying amount	$ 3,302	$ 3,983
Holding	100.00%
Ganzin Technology Corp.
IFRS Statement [Line Items]
Principal Activities	Eye tracking chip and module
Place of Incorporation and operation	Taipei, Taiwan
Carrying amount	$ 0	$ 577
Holding	42.01%	45.64%
Iris Optronics Co., Ltd.
IFRS Statement [Line Items]
Principal Activities	E-paper manufacturing and sales
Place of Incorporation and operation	Tainan, Taiwan
Carrying amount	$ 174	$ 61
Holding	6.25%	1.25%
Viewsil Microelectronics (Kunshan) Limited
IFRS Statement [Line Items]
Principal Activities	IC design and sales
Place of Incorporation and operation	Kunshan, China
Carrying amount	$ 2,671	$ 2,621
Holding	49.00%	49.00%
Guangzhou Pixtalks Information Technology Co., Ltd.
IFRS Statement [Line Items]
Principal Activities	3D structured light module
Place of Incorporation and operation	Guangzhou, China
Carrying amount	$ 457	$ 724	$ 758
Holding	22.50%	25.00%